Property And Equipment—net - Summary of Property and Equipment—net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total	$ 98,011	$ 38,203
Less accumulated depreciation	(27,460)	(17,351)
Property and equipment - net	70,551	20,852
Satellites
Property, Plant and Equipment [Line Items]
Total	93,709	32,340
Computer equipment and software
Property, Plant and Equipment [Line Items]
Total	1,372	1,315
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Total	744	1,388
Other equipment
Property, Plant and Equipment [Line Items]
Total	682	434
Site equipment
Property, Plant and Equipment [Line Items]
Total	1,393	1,311
Ground station equipment
Property, Plant and Equipment [Line Items]
Total	$ 111	$ 1,415